INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			201 Months Ended	210 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2012	Apr. 30, 2013
Revenues, net	$ 0	$ 7,012	$ 0	$ 21,901	$ 28,651	$ 291,628	$ 1,172,611	$ 5,110,784	$ 5,110,784
Cost of Goods Sold	0	2,230	0	9,122	11,109	155,619	812,266	1,620,375	1,620,375
Gross profit	0	4,782	0	12,779	17,542	136,009	360,345	3,490,409	3,490,409
Operating Expenses:
Research and development	478,110	1,127,047	1,631,987	3,835,715	4,987,236	10,250,397	13,361,156	131,975,964	133,607,951
Research and development - related party	0	0	0	0	0	0	0	220,218	220,218
Selling and marketing	0	18,258	0	167,316	165,175	1,025,774	3,709,767	9,333,214	9,333,214
General and administrative	955,530	1,325,747	3,032,464	3,732,027	4,889,179	13,392,920	12,719,239	147,802,156	150,834,620
General and administrative - related party	0	0	0	0	0	0	0	314,328	314,328
Total Operating Expenses	1,433,640	2,471,052	4,664,451	7,735,058	10,041,590	24,669,091	29,790,162	289,645,880	294,310,331
Operating Loss	(1,433,640)	(2,466,270)	(4,664,451)	(7,722,279)	(10,024,048)	(24,533,082)	(29,429,817)	(286,155,471)	(290,819,922)
Other Income (Expense):
Miscellaneous income (expense)	0	0	0	0	0	489,292	750	686,303	686,304
Income from assets held for investment, net (Note 3)	126,701	1,148,526	1,210,567	1,928,850	2,206,216	349,458	206,575	4,334,257	5,544,824
Interest income	22	450	329	1,215	1,519	6,455	27,045	7,781,893	7,782,221
Interest expense	(86,421)	(423,674)	(453,677)	(518,506)	(592,525)	(208,906)	(210,083)	(69,008,682)	(69,462,359)
Change in fair value of derivative liabilities (Note 12)	2,690,786	2,608,825	(1,092,504)	(1,603,720)	(1,081,440)	2,220,916	4,125,590	(715,977) [1]	(1,808,481) [2]
Loss on extinguishment of debt	0	0	0	0	0	0	0	(14,134,068)	(14,134,068)
Net Loss Before Undernoted	1,297,448	867,857	(4,999,736)	(7,914,440)	(9,490,278)	(21,675,867)	(25,279,940)	(357,211,745)	(362,211,481)
Minority Interest Share of Loss	0	0	0	0	0	0	0	3,038,185	3,038,185
Net loss	1,297,448	867,857	(4,999,736)	(7,914,440)	(9,490,278)	(21,675,867)	(25,279,940)	(354,173,560)	(359,173,296)
Preferred Stock Dividend	0	376,746	102,297	376,746	376,746	766,417	0	3,438,220	3,540,517
Net Loss Available to Common Stockholders	$ 1,297,448	$ 491,111	$ (5,102,033)	$ (8,291,186)	$ (9,867,024)	$ (22,442,284)	$ (25,279,940)	$ (357,611,780)	$ (362,713,813)
Net (Loss)/Income Per Common Share (Note 8)
Basic	$ 0.003	$ 0.003	$ (0.012)	$ (0.024)
Diluted	$ 0.002	$ 0.003	$ (0.012)	$ (0.024)
Basic and Diluted Net Loss Per Common Share (Note 16) (in dollars per share)		$ 0.003			$ (0.03)	$ (0.08)	$ (0.10)
Shares Used to Compute (Loss)/Earnings per Share (Note 8)
Basic	491,220,657	345,539,723	413,135,599	326,340,807
Diluted	713,150,718	345,543,799	413,135,599	326,340,807
Weighted Average Number of Shares of Common Stock Outstanding - basic and diluted (Note 16) (in shares)					332,333,583	284,818,486	144,409,840

[1]	includes $5,981,403 as adjustment related to the adoption of FASB ASC Topic 815 in "Cumulative from November 2, 1995 (Date of Inception) to July 31, 2012" column. See Note 12 - Derivative Liabilities.
[2]	Includes $5,981,403 as adjustment related to the adoption of FASB ASC Topic 815 in "Cumulative from November 2, 1995 (Date of Inception) to April 30, 2013" column. See Note 11 - Derivative Warrant Liability.